REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
REVENUES
Schedule of revenues

						Consolidated
2018	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues	34,338	1,665	1,355	284	—	37,642
Interconnection revenues	933	—	—	4,529	—	5,462
Data, internet, and information technology service revenues
Cellular internet and data	41,033	—	3	—	—	41,036
Internet, data communication, and information technology services	—	45	9,318	1,016	8	10,387
Short Messaging Services (“SMS”)	9,046	0	251	1	—	9,298
Others	—	—	482	208	130	820
Total Data, internet, and information technology service revenues	50,079	45	10,054	1,225	138	61,541
Network revenues	2	1	696	1,020	—	1,719
Indihome revenues	—	10,761	1,967	—	—	12,728
Other services
Sales of peripherals	—	—	1,852	—	—	1,852
Manage service and terminal	—	—	1,449	0	—	1,449
Call center service	—	—	877	167	8	1,052
E-health	—	—	563	—	—	563
E-payment	—	—	449	—	—	449
Others	—	5	1,598	1,959	282	3,844
Total other services	—	5	6,788	2,126	290	9,209
Total revenues from contract with customer	85,352	12,477	20,860	9,184	428	128,301
Revenues from lessor transactions	—	1,414	164	909	—	2,487
Total revenues	85,352	13,891	21,024	10,093	428	130,788
Adjustments and eliminations	(14)	0	30	(9)	(298)
Total external revenues as reported in note operating segment	85,338	13,891	21,054	10,084	130

						Consolidated
2019	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues	27,907	1,565	1,148	287	—	30,907
Interconnection revenues	580	—	—	5,710	—	6,290
Data, internet, and information technology service revenues
Cellular internet and data	52,858	—	—	—	—	52,858
Internet, data communication, and information technology services	—	17	7,715	1,340	—	9,072
Short Messaging Services (“SMS”)	6,555	—	399	—	—	6,954
Others	—	—	558	386	85	1,029
Total Data, internet, and information technology service revenues	59,413	17	8,672	1,726	85	69,913
Network revenues	4	1	897	943	—	1,845
Indihome revenues	—	16,083	2,242	—	—	18,325
Other services
Manage service and terminal	—	—	1,671	1	—	1,672
Sales of peripherals	—	—	1,109	—	—	1,109
Call center service	—	—	650	149	—	799
E-payment	—	—	453	—	113	566
E-health	—	—	523	—	—	523
Others	—	67	1,288	581	433	2,369
Total other services	—	67	5,694	731	546	7,038
Total revenues from contract with customer	87,904	17,733	18,653	9,397	631	134,318
Revenues from lessor transactions	—	—	—	1,239	—	1,239
Total revenues	87,904	17,733	18,653	10,636	631	135,557
Adjustments and eliminations	(7)	(27)	48	(27)	(434)
Total external revenues as reported in note operating segment	87,897	17,706	18,701	10,609	197

						Consolidated
2020	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues	19,427	1,072	838	273	—	21,610
Interconnection revenues	410	—	—	7,276	—	7,686
Data, internet, and information technology service revenues
Cellular internet and data	59,502	—	—	—	—	59,502
Internet, data communication, and information technology services	—	13	8,066	1,665	—	9,744
SMS	4,377	—	440	—	—	4,817
Others	—	42	939	632	140	1,753
Total data, internet, and information technology service revenues	63,879	55	9,445	2,297	140	75,816
Network revenues	4	—	766	901	—	1,671
Indihome revenues	—	19,827	2,387	—	—	22,214
Other services
Manage service and terminal	—	—	1,292	1	—	1,293
Call center service	—	—	775	70	—	845
E-health	—	—	549	—	—	549
E-payment	—	—	475	—	24	499
Sales of peripherals	—	—	0	—	0	0
Others	—	51	1,189	393	354	1,987
Total other services	—	51	4,280	464	378	5,173
Total revenues from contract with customer	83,720	21,005	17,716	11,211	518	134,170
Revenues from lessor transactions	—	—	—	2,277	—	2,277
Total revenues	83,720	21,005	17,716	13,488	518	136,447
Adjustments and eliminations	—	(48)	13	13	(299)
Total external revenues as reported in note operating segment	83,720	20,957	17,729	13,501	219